                                                    File No. 811-10137
                                                    File No. 333-45994

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D. C.  20549

                                   Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                  Pre-Effective Amendment No. _____
                  Post-Effective Amendment No. 2

                                     and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
  OF 1940                                                     X

                  Amendment No. 2

  WADDELL & REED ADVISORS MUNICIPAL MONEY MARKET FUND, INC.
  -------------------------------------------------------------------------
                      (Exact Name as Specified in Charter)

  6300 Lamar Avenue, Overland Park, Kansas                66202
  -------------------------------------------------------------------------
            (Address of Principal Executive Office)       (Zip Code)

  Registrant's Telephone Number, including Area Code  (913) 236-2000

  Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
  -------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

  It is proposed that this filing will become effective

            _____  immediately upon filing pursuant to paragraph (b)
            _____  on (date) pursuant to paragraph (b)
            __X__  60 days after filing pursuant to paragraph (a)(1)
            _____  on (date) pursuant to paragraph (a)(1)
            _____  75 days after filing pursuant to paragraph (a)(2)
            _____  on (date) pursuant to paragraph (a)(2) of Rule 485
            _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

  ======================================================================

                    DECLARATION REQUIRED BY RULE 24f-2(a)(1)

       The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). A Rule 24f-
  2 notice for the period ended May 3, 2002 was filed by the issuer on June
  27, 2002. Upon effectiveness of this Amendment, the issuer's Rule 24f-2 election will terminate.

                                               November 26, 2002

           Waddell & Reed Advisors Municipal Money Market Fund, Inc.
                       6300 Lamar Avenue, P.O. Box 29217
                       Shawnee Mission, Kansas 66201-9217

  The purpose of this Post-Effective Amendment No. 2 to the Registration
  Statement for Waddell & Reed Advisors Municipal Money Market Fund, Inc.
  (the "Fund") is to terminate the Fund's Rule 24f-2 declaration and, accordingly, language regarding such termination is provided on the facing sheet of this document, as required by Rule 24f-2(a)(2).

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the
  Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and
  State of Kansas, on the 26th day of November, 2002.

           WADDELL & REED ADVISORS MUNICIPAL MONEY MARKET FUND, INC.

                                  (Registrant)

                           By /s/ Henry J. Herrmann*
                           ------------------------
                           Henry J. Herrmann, President

       Pursuant to the requirements of the Securities Act of 1933, and/or the
  Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

       Signatures          Title
       ----------          -----

  /s/Keith A. Tucker*      Chairman of the Board         November 26, 2002
  ----------------------                                 ------------------
  Keith A. Tucker

  /s/Henry J. Herrmann*    President and Director        November 26, 2002
  ----------------------                                 ------------------
  Henry J. Herrmann

  /s/Theodore W. Howard*   Vice President, Treasurer,    November 26, 2002
  ----------------------   Principal Financial Officer   ------------------
  Theodore W. Howard       and Principal Accounting
                           Officer

  /s/James M. Concannon*   Director                      November 26, 2002
  -------------------                                    ------------------
  James M. Concannon

  /s/John A. Dillingham*   Director                      November 26, 2002
  -------------------                                    ------------------
  John A. Dillingham

  /s/David P. Gardner*     Director                      November 26, 2002
  -------------------                                    ------------------
  David P. Gardner

  /s/Linda K. Graves*      Director                      November 26, 2002
  -------------------                                    ------------------
  Linda Graves

  /s/Joseph Harroz, Jr.*   Director                      November 26, 2002
  -------------------                                    ------------------
  Joseph Harroz, Jr.

  /s/John F. Hayes*        Director                      November 26, 2002
  -------------------                                    ------------------
  John F. Hayes

  /s/Robert L. Hechler*    Director                      November 26, 2002
  ----------------------                                 ------------------
  Robert L. Hechler

  /s/Glendon E. Johnson*   Director                      November 26, 2002
  -------------------                                    ------------------
  Glendon E. Johnson

  /s/Frank J. Ross, Jr.*   Director                      November 26, 2002
  -------------------                                    ------------------
  Frank J. Ross, Jr.

  /s/Eleanor B. Schwartz*  Director                      November 26, 2002
  -------------------                                    ------------------
  Eleanor B. Schwartz

  /s/Frederick Vogel III*  Director                      November 26, 2002
  -------------------                                    ------------------
  Frederick Vogel III

  *By/s/Kristen A. Richards
  ------------------------
  Kristen A. Richards
  Attorney-in-Fact

  ATTEST:/s/Daniel C. Schulte
  ---------------------------
     Daniel C. Schulte
     Assistant Secretary

                               POWER OF ATTORNEY

       KNOW ALL MEN BY THESE PRESENTS, That each of the undersigned,   WADDELL
  & REED ADVISORS ASSET STRATEGY FUND, INC., WADDELL & REED ADVISORS CASH
  MANAGEMENT, INC., WADDELL & REED ADVISORS CONTINENTAL INCOME FUND, INC.,
  WADDELL & REED ADVISORS FUNDS, INC., WADDELL & REED ADVISORS GLOBAL BOND
  FUND, INC., WADDELL & REED ADVISORS FIXED INCOME FUNDS, INC., WADDELL &
  REED ADVISORS HIGH INCOME FUND, INC., WADDELL & REED ADVISORS INTERNATIONAL
  GROWTH FUND, INC., WADDELL & REED ADVISORS MUNICIPAL BOND FUND, INC.,
  WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND, INC., WADDELL & REED
  ADVISORS MUNICIPAL MONEY MARKET FUND, INC., WADDELL & REED ADVISORS NEW
  CONCEPTS FUND, INC., WADDELL & REED ADVISORS RETIREMENT SHARES, INC.,
  WADDELL & REED ADVISORS SMALL CAP FUND, INC., WADDELL & REED ADVISORS TAX-
  MANAGED EQUITY FUND, INC., WADDELL & REED ADVISORS VALUE FUND, INC.,
  WADDELL & REED ADVISORS VANGUARD FUND, INC., W&R TARGET FUNDS, INC.,   W&R
  FUNDS, INC. AND WADDELL & REED INVESTED PORTFOLIOS, INC. (each hereinafter called the Corporation), and certain directors and officers for the
  Corporation, do hereby constitute and appoint KEITH A. TUCKER, DANIEL C.
  SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the Securities Act of
  1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940,
  as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated
  below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the
  Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such
  Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

  Date:  May 15, 2002                     /s/Henry J. Herrmann
                                          --------------------------
                                          Henry J. Herrmann, President

  /s/Keith A. Tucker          Chairman of the Board        May 15, 2002
  -------------------                                      -----------------
  Keith A. Tucker

  /s/Henry J. Herrmann        President and Director       May 15, 2002
  --------------------                                     -----------------
  Henry J. Herrmann

  /s/Theodore W. Howard       Vice President, Treasurer   May 15, 2002
  --------------------        and Principal Accounting    -----------------
  Theodore W. Howard          Officer

  /s/James M. Concannon       Director                    May 15, 2002
  --------------------                                    -----------------
  James M. Concannon

  /s/John A. Dillingham       Director                    May 15, 2002
  --------------------                                    -----------------
  John A. Dillingham

  /s/David P. Gardner         Director                    May 15, 2002
  -------------------                                     -----------------
  David P. Gardner

  /s/Linda K. Graves          Director                    May 15, 2002
  --------------------                                    -----------------
  Linda K. Graves

  /s/Joseph Harroz, Jr.       Director                    May 15, 2002
  --------------------                                    -----------------
  Joseph Harroz, Jr.

  /s/John F. Hayes            Director                    May 15, 2002
  --------------------                                    -----------------
  John F. Hayes

  /s/Robert L. Hechler        Director                    May 15, 2002
  --------------------                                    -----------------
  Robert L. Hechler

  /s/Glendon E. Johnson       Director                    May 15, 2002
  --------------------                                    -----------------
  Glendon E. Johnson

  /s/Frank J. Ross, Jr.       Director                    May 15, 2002
  --------------------                                    -----------------
  Frank J. Ross, Jr.

  /s/Eleanor B. Schwartz      Director                    May 15, 2002
  --------------------                                    -----------------
  Eleanor B. Schwartz

  /s/Frederick Vogel III      Director                    May 15, 2002
  --------------------                                    -----------------
  Frederick Vogel III

  Attest:
  /s/Kristen A. Richards
  --------------------------------
  Kristen A. Richards
  Secretary